ACCOUNTING PRINCIPLES AND POLICIES - Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 75,121,000	$ 83,834,000	$ 94,083,000
Patents and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 0
Patents and licenses | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life	6 years
Patents and licenses | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
Capitalised development expenditure, RUCONEST for HAE EU
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
Re-acquired commercial rights, RUCONEST for HAE US
Disclosure of detailed information about intangible assets [line items]
Useful life	20 years
Remaining amortisation period of intangible assets	14 years
Re-acquired commercial rights, RUCONEST for HAE EU
Disclosure of detailed information about intangible assets [line items]
Useful life	12 years
Remaining amortisation period of intangible assets	9 years
Development costs, software expenses | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years
Remaining amortisation period of intangible assets	2 years
Development costs, software expenses | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Remaining amortisation period of intangible assets	5 years